Financial Expenses (Income), Net	12 Months Ended
Dec. 31, 2023
Financial Expenses (Income), Net [Abstract]
FINANCIAL EXPENSES (INCOME), NET

NOTE 13: - FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2021	2022	2023
Financial expenses:
Foreign currency translation loss, net	$412	$-	$210
Interest on loan	-	-	75
Remeasurement of Warrants	13,257	3,788	-
Others	16	21	39

Total financial expenses	13,685	3,809	324

Financial income:

Foreign currency translation profit, net	-	413	-
Interest from deposits	211	1,790	4,830
Remeasurement of Warrants	-	-	2,033

Total financial income	211	2,203	6,863

Financial expenses (income), net	$13,474	$1,606	$(6,539)